Borrowed Funds (Remaining Maturity) (Details) $ in Billions	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Due in 2020	$ 27.1
Due in 2021	8.5
Due in 2022	8.0
Due in 2023	2.3
Due in 2024	3.0
Due in 2025 and thereafter	$ 11.4